Details of the Statements of Profit or Loss and Other Comprehensive Income (Revenues) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Details of Statements of Profit or Loss and Other Comprehensive Income Loss [Abstract]
Revenues from the sale of solar electricity	€ 2,577	€ 13,069	€ 12,593
Revenues from the sale of gas and power produced by anaerobic digestion plants	6,002	4,786	4,483
Revenues from concessions project	1,066	1,133	1,041
Total Revenues	€ 9,645	€ 18,988	€ 18,117